Debt - Key Term and Carrying Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Debt outstanding	$ 6,608,619	$ 7,657,700
Unamortized debt costs	(39,373)	(48,743)
Unamortized debt premium & discounts	(2,168)	(3,237)
Debt, net of unamortized costs	6,567,078	7,605,720
Asset Backed Securitization Term Notes
Debt Instrument [Line Items]
Debt outstanding	$ 2,023,819	3,032,700
Contractual Weighted Avg Interest Rate	3.81%
Asset Backed Warehouse Facility
Debt Instrument [Line Items]
Debt outstanding	$ 260,000	60,000
Contractual Weighted Avg Interest Rate	5.37%
Secrued Debt
Debt Instrument [Line Items]
Debt outstanding	$ 2,283,819	3,092,700
Senior notes
Debt Instrument [Line Items]
Debt outstanding	$ 1,800,000	1,800,000
Contractual Weighted Avg Interest Rate	2.82%
Line of Credit
Debt Instrument [Line Items]
Debt outstanding	$ 960,000	1,085,000
Contractual Weighted Avg Interest Rate	5.12%
Term loan tranche
Debt Instrument [Line Items]
Debt outstanding	$ 1,564,800	1,680,000
Contractual Weighted Avg Interest Rate	5.12%
Total unsecured debt financings
Debt Instrument [Line Items]
Debt outstanding	$ 4,324,800	$ 4,565,000